Equity accounted investments - Related party transactions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Joint ventures
Equity accounted investments
Total sales and services rendered from subsidiaries	R 335	R 3	R 743
Total purchases by subsidiaries	10	18	7
Associates
Equity accounted investments
Total sales and services rendered from subsidiaries	2,214	2,574	2,924
Total purchases by subsidiaries	R 3,991	R 4,332	R 3,441